Income Taxes - Summary of Federal statutory income tax rate percentage (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income before income taxes					$ 157,450	$ 103,680	$ 33,044
Federal statutory rate					21.00%	21.00%	21.00%
Theoretical tax expense					$ 33,064	$ 21,773	$ 6,939
State taxes					12,406	9,477	4,366
Other					(1,666)	1,310	1,176
Tax effect of non-deductible expenses:
Nondeductible share based compensation							3,154
Section 280E permanent differences					50,646	18,026	6,517
Income Tax Reconciliation Total Amount					61,386	28,813	15,212
Income Tax Expense (Benefit)	$ 41,603	$ 25,948	$ 105,254	$ 67,116	$ 94,451	$ 50,586	$ 22,151